Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	9,479	34,895	83,351	12,123
Selling, general and administrative	30,447	130,994	368,598	53,610
Research and development	22,466	67,535	104,262	15,164
	62,392	233,424	556,211	80,897

2010 Plan
Summary of Employee Option Activity

The following table sets forth the summary of employee option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding, December 31, 2017	306,266,366	0.45
Granted	112,846,527	0.51
Forfeited	(13,474,664)	0.51
Exercised	(25,059,198)	0.42
Outstanding, December 31, 2018	380,579,031	0.47	9.10	630,117
Vested and expected to vest as of December 31, 2018	382,422,243	0.46	7.14	635,384
Exercisable as of December 31, 2018	184,247,256	0.42	5.88	313,551

Schedule of Assumptions Used to Value Share Options Granted to Employees	The assumptions used to value the share options granted to employees were as follows:

	Year Ended December 31,
	2016	2017	2018
Fair value of ordinary shares (US$)	0.82	0.89	2.57~3.84
Risk-free interest rate (%)	2.27	2.27	2.86~3.08
Expected volatility (%)	43.4	43.4	41.3~42.1
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.3	2.3